Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

9. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of December 31, 2023 and 2022 consisted of:

	December 31,	December 31,
	2023	2022
Accruals for consulting fees	$649	$406,152
Payroll payables	1,020,252	451,800
Office rental	10,000	-
Other payables	2,228,418	1,273,939
Subtotal	3,259,319	2,131,891
Less: Accrued expenses and other payables- discontinued operations	-	-
Total accrued expenses and other payables	$3,259,319	$2,131,891

Other payables comprise amount due to a former subsidiary, Hong Kong Takung that is non interest bearing and no fixed repayment terms.